SCHEDULE OF CLASS A ORDINARY SHARES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Gross proceeds		$ 172,500,000
Proceeds allocated to Public Warrants		(500,250)
Issuance costs allocated to Class A ordinary shares		(10,881,785)
Accretion of carrying value to redemption value	$ 1,458,093	16,006,492
Class A ordinary shares subject to possible redemption at December 31, 2025	178,582,550	177,124,457
Class A ordinary shares subject to possible redemption	$ 178,582,550	177,124,457
Class A Ordinary Shares [Member]
Gross proceeds		172,500,000
Proceeds allocated to Public Warrants		(500,250)
Issuance costs allocated to Class A ordinary shares		(10,881,785)
Accretion of carrying value to redemption value		16,006,492
Class A ordinary shares subject to possible redemption at December 31, 2025		177,124,457
Class A ordinary shares subject to possible redemption		$ 177,124,457